Rule 497(e)

Registration Nos. 333-210186 and 811-23147

FIRST TRUST EXCHANGE-TRADED FUND VIII
(the “Trust”)

EQUITYCOMPASS RISK MANAGER ETF and
EquityCompass Tactical Risk Manager ETF
(the “Funds”)

Supplement To the Statement of Additional Information
Dated January 2, 2018

Dated April 6, 2018

1.	Notwithstanding anything to the contrary in the Funds’ Statement of Additional Information, the paragraph immediately following the “Table of Contents” is replaced in its entirety with the following:

“The audited financial statements for the Funds’ most recent fiscal period appear in the Funds’ Annual Report to Shareholders dated August 31, 2017, which was filed with the Securities and Exchange Commission (the “SEC”) on November 13, 2017. The financial statements from the Annual Report are incorporated herein by reference. The audited financial statements for the most recent fiscal period for the First Trust Enhanced Short Maturity ETF (“FTSM”) contained in FTSM’s Annual Report to Shareholders dated October 31, 2017, which was filed with the SEC on January 8, 2018, are also incorporated herein by reference. The Annual Reports are available without charge by calling (800) 621-1675 or by visiting the SEC’s website at http://www.sec.gov.”

Please Keep this Supplement with your Fund
Statement of Additional Information for Future Reference